17. RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Related Party Narrative Details
Officer compensation expense accrued	$ 2,250,000	$ 2,000,000
Interest accrued in other current liabilities	735,211	523,144
Interest expensed	$ 212,066	$ 186,513